RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Aug. 31, 2025
Disclosure of transactions between related parties [abstract]
Disclosure of information about key management personnel [Table Text Block]
Year ended	August 31, 2025	August 31, 2024
Salaries	$1,093	$923
Directors' fees	338	327
Share-based payments - management	599	817
Share-based payments - directors[1]	433	130
Total	$2,463	$2,197